Fair Value Measurements and Hedging	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hedging

17.       Fair Value Measurements and Hedging:

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

In addition, ASC 815, “Derivatives and Hedging” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the balance sheet.

Fair value on a recurring basis:

Interest rate swaps:

The Company from time to time enters into interest rate derivative contracts to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities.

As of December 2019, the Company had no interest rate swaps open positions.

During the year ended December 31, 2020, the Company entered into various interest rate swaps with ING, DNB Bank ASA (“DNB”), SEB, Citibank Europe PLC (“Citi”), Piraeus Bank and Alpha Bank to convert a portion of its debt from floating to fixed rate. In addition, during the year ended December 31, 2021, the Company early terminated certain of those interest rate swaps that were in effect as of December 31, 2020 and entered into a new interest rate swap agreement with the National Bank of Greece (“NBG”), SEB and ABN AMRO Bank. The following table summarizes the interest rate swaps in place as of December 31, 2021.

Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Initial Notional	Current Notional
ING	March 10, 2020	March 29, 2020	March 29, 2026	0.7000%	$ 29,960	$ 26,215
ING	March 10, 2020	April 2, 2020	October 2, 2025	0.7000%	$ 39,375	$ 33,750
ING	March 18, 2020	April 3, 2020	April 3, 2023	0.6750%	$ 16,157	$ 14,293
SEB	March 6, 2020	April 30, 2020	January 30, 2025	0.7270%	$ 58,885	$ 51,072
Citi	June 11, 2020	July 30, 2020	October 18, 2023	0.3300%	$ 104,450	$ 86,200
Citi	June 11, 2020	August 10, 2020	May 10, 2024	0.3510%	$ 56,075	$ 49,587
Citi	June 11, 2020	June 22, 2020	December 20, 2023	0.3380%	$ 94,538	$ 74,557
Citi	June 11, 2020	June 29, 2020	August 28, 2023	0.3280%	$ 56,915	$ 44,075
Citi	June 11, 2020	July 21, 2020	July 21, 2023	0.3250%	$ 99,816	$ 88,725
Citi	June 11, 2020	August 28, 2020	May 28, 2024	0.3520%	$ 31,350	$ 27,700
Citi	June 11, 2020	September 1, 2020	March 1, 2024	0.3430%	$ 33,390	$ 30,298
ING July 20	July 8, 2020	July 6, 2020	July 6, 2026	0.3700%	$ 70,000	$ 55,417
SEB	February 12, 2021	April 26, 2021	January 26, 2026	0.4525%	$ 37,050	$ 33,150
ABN	February 24, 2021	March 20, 2021	December 20, 2023	0.3120%	$ 84,548	$ 74,557
NBG	June 29, 2021	June 28, 2021	June 28, 2023	0.6500%	$ 125,000	$ 117,500

17.       Fair Value Measurements and Hedging - (continued):

The above interest rate swaps were designated and qualified as cash flow hedges. The effective portion of the unrealized gains/losses from those swaps is recorded in Other Comprehensive Income / (Loss). No portion of the cash flow hedges was ineffective during the years ended December 31, 2020 and 2021.

A loss of approximately $654 in connection with the interest rate swaps is expected to be reclassified into earnings during the following 12-month period when realized.

Forward Freight Agreements (“FFAs”) and Bunker Swaps:

During the years ended December 31, 2019, 2020 and 2021, the Company entered into a certain number of FFAs and options for FFAs on the Capesize, Panamax and Supramax indices. The results of the Company’s FFAs during the years ended December 31, 2019, 2020 and 2021 and the valuation of the Company’s open position as at December 31, 2020 and 2021 are presented in the tables below.

During the years ended December 31, 2019, 2020 and 2021, the Company entered into a certain number of bunker swaps. The results of the Company’s bunker swaps during the years ended December 31, 2019, 2020 and 2021 and the valuation of the Company’s open position as at December 31, 2020 and 2021 are presented in the tables below.

The amount of Gain/(loss) on forward freight agreements and bunker swaps, net and on interest rate swaps recognized in the consolidated statements of operations are analyzed as follows:

	Years ended December 31,
	2019	2020	2021
Consolidated Statement of Operations

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 7)	–	(848)	(2,351)
Total Gain/(loss) recognized	$–	$(848)	$(2,351)

Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	6,043	(5,995)	1,308
Realized gain/(loss) on bunker swaps	(1,386)	20,856	748
Unrealized gain/(loss) on forward freight agreements and freight options	(321)	(430)	1,802
Unrealized gain/(loss) on bunker swaps	75	1,725	(294)
Total Gain/(loss) recognized	$4,411	$16,156	$3,564

17.       Fair Value Measurements and Hedging - (continued):

The following table summarizes the valuation of the Company’s derivative financial instruments as of December 31, 2020 and 2021, based on Level 1 quoted market prices in active markets.

		Quoted Prices in Active Markets for Identical Assets (Level 1)
		December 31, 2020		December 31, 2021
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Bunker swaps - current	Derivatives, current asset portion	$-	-	$7	-
Freight derivatives - current	Derivatives, current asset portion	$-	-	$1,440	-
Freight derivatives - non-current	Derivatives, non-current asset portion	$-	-	$150	-
Total		$-	-	$1,597	-
LIABILITIES
Bunker swaps - current	Derivatives, current liability portion	$-	-	$300	-
Freight derivatives - current	Derivatives, current liability portion	$212	-	$-	-
Total		$212	-	$300	-

Certain of the Company’s derivative financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2020 and 2021 amounted to $895 and $10,128, respectively, and are included within “Restricted cash, current” in the consolidated balance sheets.

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and bareboat leases (Level 2), bearing interest at variable interest rates, approximates their recorded values as of December 31, 2021, due to the variable interest rate nature thereof. The fair value of the DSF $55,000 Facility, measured through level 2 inputs (such as interest rate curves) is $49,008, which is $354 higher than the loan’s book value of $48,654.

The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2020 and 2021, based on Level 2 observable market based inputs or unobservable inputs that are corroborated by market data.

		Significant Other Observable Inputs (Level 2)
		December 31, 2020		December 31, 2021
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$ -	–	$ -	549
Interest rate swaps - non-current	Derivatives, non-current asset portion	$ -	–	$ -	6,763
Total		$ -	–	$ -	7,312
LIABILITIES
Interest rate swaps - current	Derivatives, current liability portion	$ -	1,727	$ -	443
Interest rate swaps - non-current	Derivatives, non-current liability portion	$ -	2,265	$ -	–
Total		$ -	3,992	$ -	443

17.       Fair Value Measurements and Hedging - (continued):

Fair value on a nonrecurring basis

The Company reviewed, in 2019, 2020 and 2021 the recoverability of the carrying amount of its vessels.

During 2019, the Company recognized impairment loss of $3,411 related to the agreed and intended sale of two vessels (Note 5). The carrying value of the respective vessels was written down to the fair value as determined by reference to their agreed or negotiated sale prices (Level 2).

The table following table summarizes the valuation of these assets measured at fair value on a non-recurring basis as of December 31, 2019:

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Impairment loss
	(Level 1)	(Level 2)	(Level 3)
Vessels, net	$ -	$24,475	$ -	$3,411
TOTAL	$ -	$24,475	$ -	$3,411

The Company’s impairment analysis as of December 31, 2020 and 2021, indicated that the carrying amount of the Company’s vessels, was recoverable, and therefore, the Company concluded that no impairment charge was necessary.